Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Liabilities:
Convertible debentures, discount	$ 1,952,000	$ 900,000	$ 0
Demand notes payable, discount	$ 0	$ 0	$ 0
Stockholders' Deficit:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, Authorized	15,000,000	15,000,000	15,000,000
Series C - Preferred stock, issued shares	96,230	96,230	96,230
Series C - Preferred stock, outstanding shares	96,230	96,230	96,230
Series H - Preferred stock, issued shares	25,000	25,000	25,000
Series H - Preferred stock, outstanding shares	25,000	25,000	25,000
Series I - Preferred stock, issued shares	1,666,667	1,666,667	1,666,667
Series I - Preferred stock, outstanding shares	1,666,667	1,666,667	1,666,667
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	150,000,000	2,400,000	2,400,000
Common stock, Issued	25,889,940	2,400,000	2,366,588
Common stock, outstanding	25,889,940	2,400,000	2,366,588